Income tax expenses- General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013	Mar. 31, 2012
Composition of income tax expenses
Current income tax expense			¥ 7,223	¥ 4,757	¥ 1,730
Deferred taxation		$ 190	1,226	1,659	1,466
Income tax expenses		$ 1,310	¥ 8,449	¥ 6,416	¥ 3,196
Enterprise income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Undistributed earnings intended to be invested indefinitely in the PRC			¥ 13,600
Cayman Islands
Composition of income tax expenses
Withholding tax to be imposed upon payments of dividends to shareholders (as a percent)		0.00%	0.00%
Hong Kong
Composition of income tax expenses
Enterprise income tax rate (as a percent)		16.50%	16.50%	16.50%	16.50%
PRC
Composition of income tax expenses
Enterprise income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Withholding income tax rate on dividends declared by PRC companies to their foreign investors (as a percent)		10.00%	10.00%	10.00%	10.00%
Lower withholding income tax rate on dividends declared by PRC companies to foreign investors with certain criteria met (as a percent)		5.00%	5.00%	5.00%	5.00%
Minimum percentage of ownership interests held by investors in Hong Kong to qualify for lower withholding tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)		15.00%	15.00%
PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax		2 years	2 years
Reduction in preferential tax rate during subsequent three years (as a percent)		50.00%	50.00%
Period of 50% reduction to income tax rate		3 years	3 years
PRC | Key Software Enterprise
Composition of income tax expenses
Preferential tax rate (as a percent)		10.00%	10.00%
Period of Enterprise status subject to review		2 years	2 years
Alibaba China | PRC
Composition of income tax expenses
Preferential tax rate (as a percent)					10.00%	10.00%
Alibaba China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
Taobao China | PRC
Composition of income tax expenses
Preferential tax rate (as a percent)					10.00%	10.00%
Taobao China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
Tmall China | PRC | High and New Technology Enterprises
Composition of income tax expenses
Preferential tax rate (as a percent)		12.50%	12.50%	12.50%	12.50%
Tmall China | PRC | High and New Technology Enterprises | Future
Composition of income tax expenses
Preferential tax rate (as a percent)	15.00%
Tmall China | PRC | Software Enterprise
Composition of income tax expenses
Period of full exemption from income tax							2 years
Reduction in preferential tax rate during subsequent three years (as a percent)							50.00%
Period of 50% reduction to income tax rate							3 years